COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 - COMMITMENTS AND CONTINGENCIES

In August 2010, Richard (Robert) Corrigan, acting as a debtor in possession in his personal bankruptcy case, filed an adversary proceeding against us to recover amounts due under a consulting agreement dated July 1, 2009. The consulting agreement provided that Mr. Corrigan would provide certain consulting, mapping and assaying services on three lode claims owned by us on War Eagle Mountain. The consulting agreement provided that Mr. Corrigan's compensation would be a bonus of 150,000 shares representing an approximate agreed to amount of $150,000, which would be payable in the form of 150,000 shares of common stock, and monthly consulting payments of $5,000 per month.  The consulting agreement also provided that Mr. Corrigan was entitled to monthly transportation expenses of $250 per month. We terminated Mr. Corrigan on December 8, 2009 for nonperformance. In 2011, Mr. Corrigan's case was converted to a Chapter 7 case. In November 2011, Mr. Corrigan's bankruptcy trustee filed an amended complaint in the adversary proceeding, in which Chapter 7 trustee seeks recovery of the $150,000 bonus and the balance of the unpaid consulting fees and travel expense allowance of $60,900, for a total of $210,900, plus interest and attorney's fees.

On June 19, 2013, the Company learned that the District Court for the Third Judicial District of the State of Idaho for the County of Owyhee entered a default judgment against the Company in the case. The default judgment grants a judgment against the Company in the amount of $284,449. The Company retained new counsel who filed a motion to vacate the default judgment. On September 19, 2013, the court entered a memorandum opinion setting aside the default judgment. On July 23 and 24, 2014, the court held a bench trial in the case.  The court allowed the parties to submit post-trial briefs and indicated it would issue a ruling on or before October 1, 2014.